Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Evermore Global Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Evermore Global Value Fund (the "Global Value Fund" or the "Fund") seeks capital appreciation by investing in securities from markets around the world, including U.S. markets.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Value Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and under "Sales Charge Reductions
		and Waivers for Class A Shares" on page 15 of this Prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Value Fund pays transaction costs, such as commissions and other market-related fees, when it buys and sells securities (or " turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Global Value Fund's performance.
During the most recent fiscal year, the Global Value Fund's portfolio turnover
		rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets, before expenses absorbed" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Global Value Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are those expenses incurred indirectly by the Global Value Fund as a result of investments in shares of one or more investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global
Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation agreement only in
		the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Global Value Fund primarily seeks investments in the equity securities of companies that are both undervalued and undergoing change and, to a lesser extent, securities of companies involved in merger arbitrage situations and securities of companies that are deemed to be stressed or distressed (collectively, "special situations"). Special situations are situations where the securities of a company are expected to appreciate as a result of company-specific developments rather than general business conditions or movements of the market as a whole.

The Global Value Fund takes an opportunistic approach to global value investing and may invest in securities of issuers located in any country, in any industry, and of any market capitalization (share price times the number of common stock shares outstanding) size.

The Global Value Fund will invest at least 40% of its assets, and may invest up to 100% of its assets, in the securities of issuers located in various foreign countries, including both developed and emerging markets. The Adviser seeks to identify investment opportunities through extensive research and analysis of individual companies, and generally focuses less on stock market conditions or other macro factors. For these reasons, the Global Value Fund may seek investments in the securities of companies that the Adviser believes to be temporarily depressed.

The Global Value Fund's investments in distressed companies will typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies.  The debt securities which the Global Value
Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard &
Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's"). The
Global Value Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be so-called
"junk bonds". The Global Value Fund will invest in debt securities based on their current yields and overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.

The Global Value Fund typically will invest a portion of its assets in derivative instruments. These include forward contracts, options and futures contracts. The Global Value Fund invests in derivatives primarily to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts. The Global Value Fund also seeks to hedge exposure to certain markets and securities.

In addition, the Global Value Fund may engage in short sales for the following purposes: (i) to hedge against declines of long portfolio positions, (ii) in merger arbitrage situations, and (iii) to profit from declining market values of securities that the Adviser deems to be overvalued.

The Global Value Fund typically will hold an equity investment (other than an investment involving a merger arbitrage situation) for a substantial period of time (more than one year). The Adviser will generally sell an investment when it determines that its target value has been reached, when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value, when a position weighting needs to be downsized, when catalysts to recognize value no longer exist, when its original investment thesis changes, or when a better investment opportunity arises.

Although the Global Value Fund does not have a policy to concentrate assets in any one industry, the Adviser may, at times, determine that a certain industry or industries offer the best opportunity to achieve the Global Value Fund's investment objective, and, therefore, may invest a significant portion of the
Global Value Fund's total assets in an industry or industries, not to exceed 25%
of the market value of the Global Value Fund's total assets at the time of
		purchase. The Fund expects to invest in a relatively small number of issuers.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Global Value Fund's portfolio. There are various circumstances which could prevent the Global Value
Fund from achieving its investment objective. It is important to read the provided risk disclosures in their entirety.

Currency Risk. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the
U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S.
dollars.  The Global Value Fund may also employ strategies intended to increase exposure to certain currencies.  Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the
Global Value Fund.

Debt Securities Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer.
When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise.  Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline.  The magnitude of these fluctuations will be greater when the average maturity of the Global Value Fund's securities is longer.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, foreign exchange risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Global Value Fund may lose more money than its initial investment in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of a fund, potentially resulting in losses to fund shareholders.

Distressed Company Debt/High Yield Risk.  A fund that invests in high yield securities and lower-rated or unrated securities of similar credit quality of distressed companies (sometimes referred to as "high yield securities" or "junk bonds") may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities.  If the issuer of a security is in default with respect to interest or principal payments, a fund may lose its entire investment.

    Credit Risk. The Fund's investments in debt securities, including high yield securities and lower-rated or unrated debt securities, includes credit risk of the issuer. The value of the Fund's investments in debt securities may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of the Fund's investments in debt securities deteriorates, the value of those investments could decline and the value of the Fund's shares could decline.

    Liquidity Risk. The Fund's investments in debt securities, including high yield securities and lower-rated or unrated debt securities, includes the risk that the securities may be or may become illiquid. Illiquid securities may be difficult to value or sell at an acceptable price, and the Fund may experience a loss with respect to its investments in illiquid securities. The Fund's investments in non-investment grade fixed income securities will be especially subject to liquidity risk.

Emerging Market Risk. The risks of foreign investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.  Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Focused Portfolio Risk. The Global Value Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer's securities may have a more significant effect, either negative or positive, on the Global
Value Fund's net asset value ("NAV").  To the extent that the Global Value Fund invests its assets in the securities of fewer issuers, the Global Value Fund is subject to greater risk of loss if any of those securities becomes impaired.

Foreign Securities Risk. Securities of companies located outside the U.S.
involve additional risks that can increase the potential for losses in the
Global Value Fund to the extent that it invests in these securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the
Fund and affect its share price.

Industry Risk. To the extent the Global Value Fund invests a significant portion of its assets in a particular industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests more broadly across industries.

Management Risk. The Global Value Fund is subject to risk that the Adviser will make poor security selections.  The Adviser and its portfolio manager apply their own investment techniques and risk analyses in making investment decisions for the Global Value Fund, but there can be no guarantee that these decisions will achieve the desired results for the Global Value Fund.

Region Risk. To the extent the Global Value Fund invests a significant portion of its assets in a particular geographic region, the value of its investments will be affected by factors related to that region and may fluctuate more widely than that of a fund that invests more broadly across geographic regions.

Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities.  Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Global Value Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Global Value Fund's shareholders.

Short Sale Risk. This is the risk that the Global Value Fund will incur a theoretically unlimited loss if a price of a security sold short increases between the time of the short sale and the time the Global Value Fund replaces the borrowed security.

Small and/or Mid-Sized Companies Risk. Investments in securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of large companies.  Compared to large companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities.

Special Situation Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Global Value Fund may make due to a variety of factors.  For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Stock Market Risk. The trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the stock market as a whole. The Global Value Fund's net asset value or "NAV," like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the Global Value
Fund could lose money over short or even long periods.

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the
Adviser, undervalued. The value of a security believed by the Adviser to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security's value may decrease.

An investment in the Global Value Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Global Value Fund.

Further information about the Global Value Fund's strategies and risks is provided in the section, "Additional Information about Investment Strategies and
		Risks of Investing in the Fund".
Risk, Lose Money	rr_RiskLoseMoney	You could lose money investing in the Global Value Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Global Value Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risks of investing in the Global Value Fund.  The bar chart shows the performance of the
Fund from year to year.  The table shows how the Global Value Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance.  The returns in the bar chart are for Class A
Shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  The Global Value Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated Global Value Fund performance information is available by visiting www.evermoreglobal.com or by calling 866-EVERMORE (866-383-7667) (toll
		free).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Global Value Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-EVERMORE (866-383-7667) (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.evermoreglobal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Global Value Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (Year Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest quarterly return: 11.82% (for the quarter ended September 30, 2010); lowest quarterly return: -22.67% (for the quarter ended June 30, 2011).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only, and the after-tax returns for Class C and Class I will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual U.S.
federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
After-tax returns are shown for Class A only, and the after-tax returns for
Class C and Class I will vary. The returns in the table above reflect the sales load for Class A and the contingent deferred sales charge for Class C shares.
Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax
		benefit of capital losses realized on the redemption of Fund shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund | MSCI All-Country World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All-Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less, on shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, on shares held for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,603
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,926
Annual Return 2010	rr_AnnualReturn2010	5.00%
Annual Return 2011	rr_AnnualReturn2011	(20.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less, on shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed, on shares held for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,580
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,380
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	906
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,580
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,380
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
Evermore Global Value Fund (Prospectus Summary) | Evermore Global Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less, on shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, on shares held for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,315
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010

[1]	The Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets, before expenses absorbed" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Global Value Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are those expenses incurred indirectly by the Global Value Fund as a result of investments in shares of one or more investment companies.
[2]	Evermore Global Advisors, LLC (the "Adviser") has agreed to limit the amount of the Global Value Fund's total annual operating expenses, exclusive of taxes, interest on borrowings, acquired fund fees and expenses, dividends on securities sold short, brokerage commissions, and other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business , to 1.60%, 2.35%, and 1.35% of the Fund's average daily net assets for Class A, Class C, and Class I shares, respectively. The Agreement is in effect through May 1, 2013, unless the advisory agreement is terminated by the Board of Trustees.